UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP
(Exact name of registrant as specified in charter)

c/o Sichenzia Ross Ference LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Address of principal executive offices)

Robert M. Birnbaum c/o Sichenzia Ross Ference LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2020

Date of reporting period:	January 31, 2020

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2020.

Tridan Corp.
Schedule of investments 1/3/120	Principal Amount	Amortized Cost	Federal tax Cost	Fair Value	Unrealized Gain (loss)

New York Municpal Bonds

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,012,056	1,012,056	1,061,750	49,694
					-
State of NY Dormitory Auth					-
Personal Inc Tax Rev Ref Educ.					-
5.50 % due March 15, 2025	500,000	523,796	523,796	615,300	91,504
					-
NYS Dorm Sales Tax					-
5.0% due July 1, 2029	-	-	-	-	-
					-
					-
Mt Transportation Auth Ny Revenue					-
5.0% due November 15, 2027	1,250,000	1,481,964	1,481,964	1,591,438	109,474
					-
NY St Urban Dev Corp Rev Ref					-
Pers Income Tax					-
5.0% due March 15, 2031	750,000	864,935	864,935	940,838	75,903
					-
NYS Dorm Auth Revs					-
(Par Call October 01, 2026)					-
5.0% due October 01, 2033	1,000,000	1,121,162	1,121,162	1,227,290	106,128
					-
Triboro NY Bridge & Tunnel					-
5.0% due November 15, 2035	1,015,000	1,160,581	1,160,581	1,257,341	96,760
					-
Erie County NY Fiscal Stability					-
Sales Tax					-
5.00% due June 15, 2024	165,000	188,565	188,565	195,073	6,508
					-

NY City Transitional Financial Authority					-
Rev Future Tax					-
(Par Call November 1, 2022 @100)					-
5.00% due November 1, 2026	550,000	571,547	571,547	612,007	40,460
					-
Brookhaven NY Limited Tax					-
4.0% due March 15, 2023	1,000,000	1,087,739	1,087,739	1,099,060	11,321
					-
Erie Count Indvl Dev					-
Agency					-
5.0% due May 1, 2025	750,000	886,513	886,513	912,188	25,675
					-
					-
NYC NY Cultural Res-Museum					-
of Modern Art					-
4.0% due February 1, 2023	400,000	433,361	433,361	438,592	5,231
					-
Schnectady CNTY NY Various Purposes					-
LTD Tax					-
5.0% due December 15, 2022	300,000	327,460	327,460	336,759	9,299
					-
Harrison NY REF Public Impt LTD Tax					-
5.0% due December 15, 2023	100,000	116,740	116,740	116,420	(320)
					-
Saratoga County NY Ref LTD Tax					-
5.0% due July 15, 2023	100,000	116,335	116,335	114,712	(1,623)
SNT Lawrence CNTY NY REF					-
Limited Tax					-
(Par Call May 15, 2025)					-
5.0% due May 15, 2026	105,000	117,424	117,424	125,844	8,420
					-
NYC NY TR Cultural Res-					-
Museum of Modern Art					-
4.0% due April 01, 2026	500,000	564,987	564,987	596,375	31,388
					-
Middele CTRY NY central School District-					-
AT Centereach					-
5.0% due August 01, 2020	150,000	152,842	152,842	153,345	503
					-

Laurens NY Central School District					-
(Par Call June 15, 2025)					-
4.0% due June 15, 2028	305,000	325,469	325,469	345,739	20,270
-
Nassau County					-
Gen Impt Unltd Tax					-
(Par Call October 1, 2020 @100)					-
4.00% due October 1, 2022	550,000	551,503	551,503	560,978	9,475
-
Brookhaven NY REF Unlimited Tax					-
5.00% due March 15, 2025	500,000	576,614	576,614	605,600	28,986
-
NY ST Environmental FACS					-
5.00% due June 15, 2026	1,300,000	1,491,878	1,491,878	1,633,034	141,156
-
State of NY Dormitory Auth					-
State Pers. Inc. Tax					-
5.5% due March 15, 2026	200,000	230,781	230,781	254,468	23,687
-
State of NY Dormitory Auth					-
Lease Rev					-
(Par Call August 15, 2020 @100)					-
5.00 % due August 15, 2023	420,000	419,801	419,801	429,480	9,679
-
New York, New York					-
Unlimited Tax					-
(Par Call August 1, 2020 @100)					-
5.00 % due August 1, 2023	510,000	513,715	513,715	520,516	6,801
-
Port Authority of NY and NJ					-
5.375 % due March 1, 2028	150,000	152,533	152,533	179,862	27,329
-
Util. Debt Securitization					-
(Par Call June 15, 2024 @100)					-
5.00% due December 15, 2026	500,000	557,737	557,737	599,525	41,788
-
Erie County NY Fiscal Stability					-
Sales Tax					-
(Par Call June 15, 2027 @100)					-
5.00% due June 15, 2029	1,000,000	1,178,451	1,178,451	1,277,680	99,229
-

Greece NY Central School District					-
Unlimited Tax					-
(Par Call December 15, 2022 @100)					-
5.0% due December 15, 2023	500,000	529,730	529,730	557,185	27,455
-
-
Rensselaer Cnty, NY					-
Limited Tax					-
5.00% due September 1, 2024	100,000	118,105	118,105	118,845	740
-
Mattituck-Cutchogue NY					-
Central School District Unlimited Tax					-
(Par Call July 15, 2025 @100)					-
5.0% Unlimited tax due July 15, 2026	280,000	316,673	316,673	342,020	25,347
-
Mattituck-Cutchogue NY					-
(Par Call July 15, 2025 @100)					-
5.0% Unlimited tax due July 15, 2027	365,000	410,616	410,616	443,541	32,925
-
Putnam County NY					-
Limited Tax					-
(Par Call January 15, 2026 @100)					-
5.0% due January 15, 2027	135,000	153,963	153,963	168,264	14,301
-
Halfmoon NY Pub Imp					-
Limited Tax					-
(Par Call June 15, 2025 @100)					-
5.0% due June 15, 2027	280,000	314,749	314,749	340,942	26,193
-
Gates Chili NY Central School					-
Unlimited Tax					-
(Par Call June 15, 2025 @100)					-
5.0% due June 15, 2027	200,000	226,647	226,647	243,648	17,001
-
Western Nassau Cty Water Auth					-
(Par Call April 1, 2025 @100)					-
5.0% due April 1, 2028	100,000	109,498	109,498	119,313	9,815
-
Starpoint NY Central School District					-
Ref Unlimited Tax					-
5.0% due June 15, 2020	250,000	252,587	252,587	253,842	1,255

					-
Wantagh New York UN Free School					-
5.00% due September 1, 2021	550,000	571,303	571,303	586,256	14,953
					-
Central Islip New York Union Free School					-
School District Ref Unlimited Tax					-
5.00% due July 15, 2022	750,000	802,032	802,032	823,492	21,460
					-
Rockville Center NY Limited Tax					-
4.0% due June 15, 2022	200,000	212,365	212,365	215,986	3,621
					-
Brentwood New York UN Free School					-
5.00% due January 15, 2023	430,000	447,884	447,884	482,722	34,838
					-
Connetquot New York					-
Central School District Unlimited Tax					-
5.0% due January 15, 2024	400,000	421,109	421,109	465,204	44,095
					-
Syosset New York					-
Central School District Unlimited Tax					-
5.0% due December 15, 2022	735,000	772,810	772,810	820,520	47,710

Syosset New York					-
Central School District Unlimited Tax					-
5.0% due December 15, 2022	125,000	130,537	130,537	140,316	9,779
					-
Onondaga County NY					-
Ref Unlimited Tax					-
(Par Call March 15, 2024 @100)					-
5.0% due March 15, 2025	285,000	308,936	308,936	334,621	25,685
					-
North Babylon NY Un Free School Dist					-
Ref Unlimited Tax					-
(Par Call August 1, 2022 @100)					-
5.0% due August 1, 2023	250,000	264,457	264,457	276,242	11,785
					-
					-
Battery Park City NY Authority SR-Ser A					-
(Par Call November 1, 2023 @100)					-
5.0% due November 1, 2029	140,000	146,510	146,510	161,094	14,584
					-

Buffalo & Ft. Erie NY Pub Bridge Auth					-
Toll Bridge Sys Rev					-
5.0% due January 1, 2025	410,000	448,108	448,108	486,691	38,583
-
Bayport Blue Point NY Un Free School Dist					-
Ref Unlimited Tax					-
5.0% due September 15, 2024	250,000	276,932	276,932	297,505	20,573
-
Saratoga Springs NY Ref					-
Public Imports-Unlimited Tax					-
(Par Call February 15, 2023 @100)					-
5.0% due February 15, 2025	225,000	243,868	243,868	252,491	8,623
-
Build NYC Resource Corp.NY Rev					-
United Jewish Appeal					-
(Par Call July 1, 2024 @100)					-
5.0% due July 1, 2025	320,000	352,357	352,357	376,371	24,014
-
Tompkins County NY Public Impt Ser B					-
Limited Tax					-
(Par Call December 15, 2024 @100)					-
5.0% due December 15, 2027	500,000	558,362	558,362	599,065	40,703

Util Debt Securitization Auth NY					-
Restructuring Ser TE					-
(Par Call December 15, 2023 @100)					-
5.0% due December 15, 2028	500,000	521,548	521,548	578,365	56,817
-
Rhinebeck New York					-
Central School District Unlimited Tax					-
(Par Call June 15, 2023 @100)					-
4.0% due June 15, 2025	535,000	556,858	556,858	588,463	31,605
-
Riverhead NY Limited Tax					-
4.0% due July 1, 2021	1,005,000	1,025,726	1,025,726	1,048,517	22,791
-
Bethlehem, NY Central School District					-
Unlimited Tax					-
4.00% due January 15, 2021	500,000	507,660	507,660	515,020	7,360
-

Plainview Old Bethpage New York Central					-
School District Ref Unlimited Tax					-
5.00% due December 15, 2020	250,000	253,244	253,244	259,108	5,864
					-
					-
New York, New York					-
Unlimited Tax					-
(Par Call August 1, 2019 @100)					-
5.00 % due August 1, 2026	350,000	349,705	349,705	351,148	1,443
					-
					-
NYS Dorm Auth Persnl Inc Tax					-
5.0% due August 15, 2026	500,000	601,924	601,924	616,725	14,801
					-
Met Transportation Auth NY Revenue					-
5.0% due November 15, 2027	300,000	344,618	344,618	364,647	20,029
					-
NY ST Dorm Auth Revenues Non St					-
5.0% due October 1, 2029	1,090,000	1,333,229	1,333,229	1,390,262	57,033
					-
NY City Transitional Fin Auth Rev Future					-
(Par Call February 1, 2026 @100)					-
5.00 % due February 1, 2031	1,000,000	1,155,673	1,155,673	1,218,660	62,987
					-
Long Island NY Power Auth Elec					-
5.0% due September 1, 2034	1,000,000	1,214,270	1,214,270	1,262,370	48,100
					-
NYS dorm Sales Tax					-
5.0% due March 15, 2035	1,250,000	1,440,830	1,440,830	1,585,554	144,720

	31,130,000	34,421,912	34,421,912	36,486,229	2,064,313

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	3/16/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	3/16/20

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman, Treasurer and Chief Financial Officer

Date	3/16/20